9. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables Tables
Financial position

	December 31, 2017	December 31, 2016
Private sector:
General and special customers (i) (ii)	1,248,979	1,205,498
Agreements (iii)	320,032	315,351

	1,569,011	1,520,849
Government entities:
Municipal	532,320	520,950
Federal	3,547	3,414
Agreements (iii)	285,614	279,449

	821,481	803,813
Wholesale customers – Municipal governments: (iv)
Guarulhos	760,598	778,106
Mauá	530,830	467,775
Mogi das Cruzes	2,670	2,527
Santo André	1,048,832	946,045
São Caetano do Sul	2,604	2,371
Diadema	222,671	222,671

Total wholesale customers – Municipal governments	2,568,205	2,419,495

Unbilled supply	580,006	481,389

Subtotal	5,538,703	5,225,546
Allowance for doubtful accounts	(3,650,198)	(3,514,240)

Total	1,888,505	1,711,306

Current	1,672,595	1,557,472
Noncurrent	215,910	153,834

	1,888,505	1,711,306

Aging of trade receivables

	December 31, 2017	December 31, 2016

Current	1,471,668	1,337,503
Past-due:
Up to 30 days	287,173	263,157
From 31 to 60 days	118,179	148,927
From 61 to 90 days	73,989	53,268
From 91 to 120 days	52,477	109,138
From 121 to 180 days	105,952	124,001
From 181 to 360 days	147,699	203,837
Over 360 days	3,281,566	2,985,715

Total past-due	4,067,035	3,888,043

Total	5,538,703	5,225,546

Allowance for doubtful accounts
	December 31, 2017	December 31, 2016	December 31, 2015

Balance at beginning of the year	3,514,240	3,307,793	3,164,288
Private sector /government entities	75,973	144,217	103,231
Recoveries	(133,730)	(241,109)	(177,993)
Wholesale customers	193,715	331,295	283,113

Net additions for the year	135,958	234,403	208,351

Write-offs of accounts receivable during the year	-	(27,956)	(64,846)

Balance at end of the year	3,650,198	3,514,240	3,307,793

Reconciliation of estimated losses of income
Reconciliation of estimated losses of income	December 31, 2017	December 31, 2016	December 31, 2015

Write-offs	(171,729)	(177,492)	(63,076)
(Losses)/reversal with state entities - related parties	21,510	(7,292)	(3,999)
Losses with private sector / government entities	(75,973)	(144,217)	(103,231)
(Losses)/reversal with wholesale customers	9,781	(2,596)	(10,107)
Recoveries	133,730	241,109	177,993

Amount recorded as selling expenses	(82,681)	(90,488)	(2,420)